Related party transactions (Tables)	6 Months Ended
Jun. 30, 2025
Related party transactions [abstract]
Schedule of transaction detailed in consolidated financial statements

In addition to the transactions detailed elsewhere in these consolidated financial statements, the Group had the following transactions with related parties during the period:

	(Unaudited)	(Unaudited)	(Unaudited)
	June 30, 2025	June 30, 2025	June 30, 2024
	US$	HK$	HK$

Sales of food ingredients to related companies (Note (b))	818,601	6,425,939	2,187,139
Rental income received from related companies (Note (b))	64,244	504,307	-
Rental expenses to related companies (Note (a))	236,670	1,857,600	1,857,600
Loan interest expenses to related companies (Note (a))	93,873	736,893	1,043,564
Loan interest expenses to directors	120,355	944,779	-
Storage expenses to a related company (Note (a))	5,274	41,402	52,660
Management fee income from related companies (Note (b))	1,079,504	8,474,000	2,009,000

The above transactions were made at prices and terms in the normal course of business as agreed between the parties.

Note:

(a)	These are related companies to the Group because some of the directors of the Company, are close family members of the shareholder in these related companies.

(b)	These are the related companies to the Group because some of the directors of the Group are part of the shareholders in these related companies.

Schedule of compensation of key management

The directors are considered the only key management personnel of the Company. Compensation of key management personnel of the Group during the period was as follows:

	(Unaudited)	(Unaudited)	(Unaudited)
	June 30, 2025	June 30, 2025	June 30, 2024
	US$	HK$	HK$

Short-term employee benefits
- other emoluments	209,194	1,642,151	2,640,000
Employer’s contribution to defined contribution plans	3,439	27,000	49,500

	212,633	1,669,151	2,689,500